Short-term investments (Tables)	6 Months Ended
Jun. 30, 2022
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Summary of Short-term investments classification
Short-term investments classification as of December 31, 2021 and June 30, 2022 were shown as below:

	As of December 31, 2021
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrecognized gains	Gross unrecognized losses	Fair value
	RMB					RMB
Held-to-maturity debt investments	30,000	—	—	—	—	30,000

	As of June 30, 2022
	Cost or Amortized cost		Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrecognized gains	Gross unrecognized losses	Fair value
	RMB	USD					RMB	USD
Held-to-maturity debt investments	20,000	2,986	—	—	—	—	20,000	2,986